Stockholders' Equity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($) shares	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Fixed capital, shares (in Shares) | shares	90,850,000
Variable capital, shares (in Shares) | shares	406,859,000
Percentage of legal reserve	5.00%
Percentage of nominal capital	20.00%
Legal reserve	$ 484,046	$ 484,046
Nominal stockholder´s equity percentage	20.00%	20.00%
Reserve	$ 7,000,000	$ 7,000,000				$ 5,000,000
Treasury shares (in Dollars)				$ 36,023,685	$ 35,573,326
Treasury amount		4,355,320	$ 4,266,278
Profit (loss) on treasury shares		$ 0	$ 0
Class I Shares [Member]
Fixed capital, shares (in Shares) | shares	90,850,050
Class II Shares [Member]
Variable capital, shares (in Shares) | shares	406,859,164